Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2023